Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000231973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[1]	18.63%	10.67%	11.74%
C000109288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		18.67%	10.62%	11.80%
C000109289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		18.51%	10.47%	11.64%
C000109287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		16.31%	9.36%	10.68%
C000109286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		12.23%	9.07%	10.69%
C000143754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		11.72%	6.70%	9.86%
C000143755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		15.75%	7.00%	9.85%
C000143756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		17.87%	8.07%	10.79%
C000143757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		18.01%	8.17%	10.91%
C000175946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[2]	5.97%	0.98%	1.91%
C000175945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	[3]	5.79%	0.97%	1.88%
C000175944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		3.91%	(0.14%)	0.96%
C000175943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		2.16%	0.00%	1.10%
C000193583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		4.24%	5.23%	9.18%
C000193584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		7.87%	5.50%	9.08%
C000193585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		9.95%	6.55%	9.97%
C000231974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[4]	10.10%	6.67%	9.92%
C000231975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[5]	13.72%	10.19%	14.72%
C000193589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		13.69%	10.17%	14.90%
C000193588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		13.64%	10.14%	14.85%
C000193587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		11.44%	8.97%	13.81%
C000193586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		7.70%	8.73%	13.96%
C000193591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		16.38%	6.39%	10.99%
C000193592 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		20.83%	6.67%	10.87%
C000193593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		23.06%	7.79%	11.87%
C000193595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[6]	23.11%	7.92%	11.89%
C000193594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		23.26%	7.89%	12.00%
C000193600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[7]	45.89%	13.26%	11.23%
C000193599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		45.77%	13.15%	11.18%
C000193598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		43.31%	12.03%	10.03%
C000193597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		37.99%	11.58%	10.23%
Without Sales Load [Member] | C000109287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		17.31%	9.36%	10.68%
Without Sales Load [Member] | C000109286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		18.16%	10.19%	11.35%
Without Sales Load [Member] | C000143754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		17.61%	7.79%	10.51%
Without Sales Load [Member] | C000143755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		16.75%	7.00%	9.85%
Without Sales Load [Member] | C000175944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		4.91%	(0.14%)	0.96%
Without Sales Load [Member] | C000175943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		5.63%	0.66%	1.60%
Without Sales Load [Member] | C000193583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		9.71%	6.32%	9.74%
Without Sales Load [Member] | C000193584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		8.87%	5.50%	9.08%
Without Sales Load [Member] | C000193587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		12.44%	8.97%	13.81%
Without Sales Load [Member] | C000193586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		13.37%	9.85%	14.55%
Without Sales Load [Member] | C000193591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		22.60%	7.48%	11.56%
Without Sales Load [Member] | C000193592 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		21.83%	6.67%	10.87%
Without Sales Load [Member] | C000193598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		44.31%	12.03%	10.03%
Without Sales Load [Member] | C000193597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		45.23%	12.73%	10.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		22.81%	12.30%	15.06%
Bloomberg US 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Average Annual Return, Percent	[8]	23.15%	12.24%	15.07%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		22.01%	12.66%	15.29%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		7.03%	1.05%	2.15%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.79%	0.08%	1.54%
Sixty Russell 1000 Index and 40 Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		14.57%	7.83%	10.05%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		40.78%	6.98%	11.62%
Bloomberg World ex US Large And Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World ex US Large & Mid Cap Index
Average Annual Return, Percent	[9],[10]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Average Annual Return, Percent		27.66%	8.79%	9.93%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%
Bloomberg US 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent	[11]	26.20%	11.73%	12.00%
Bloomberg US 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index
Average Annual Return, Percent	[12]	22.43%	12.59%	15.29%
Sixty Bloomberg US 1000 Index and 40 Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[13]	14.81%	7.80%	10.05%
Bloomberg US 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Index
Average Annual Return, Percent	[14]	40.92%	7.12%	11.97%

[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021.
[2]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
[3]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
[4]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.
[5]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
[6]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[7]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[8]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[9]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[10]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[11]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.
[12]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
[13]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.
[14]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.